CONTINGENT LIABILITY	12 Months Ended
Dec. 31, 2022
Disclosure Of Contingent Liability [Abstract]
CONTINGENT LIABILITY
NOTE 22:	CONTINGENT LIABILITY

1.
In January 2018, AlmondNet, Inc. and its affiliates (Datonics LLC and Intent IQ) contacted RhythmOne asserting that RhythmOne’s online advertising system infringes eleven U.S. Patents owned by the AlmondNet Group. As of the date of this report, a claim was never filed and RhythmOne is currently in a commercial agreement with AlmondNet’s affiliate. The Company believes that the likelihood of a material loss is remote but at this point is unable to reasonably estimate any potential loss and financial impact to the Company resulting from this matter.

2.
On May 18, 2021, the Company filed a complaint against Alphonso, Inc. (“Alphonso”) in the Supreme Court of the State of New York, County of New York (the “Court”), asserting claims for breach of contract, tortious interference with business relations, intentional interference with contractual relations, unjust enrichment, and conversion. On September 10, 2021, the Company amended its complaint against Alphonso and added LG Electronics, Inc. (“LGE”) as a Defendant.

The lawsuit arose out of Alphonso’s breach of a Strategic Partnership Agreement and an Advance Payment Obligation and Security Agreement (the “Security Agreement”) with the Company, Alphonso and LGE’s tortious interference with Tremor’s contractual relationships and business relations, and related misconduct. The Company is seeking damages and other relief, including an order foreclosing on Alphonso’s collateral under the Security Agreement, from the Court.

On May 24, 2021, Alphonso filed a complaint against the Company in the Supreme Court of the State of New York, County of New York, asserting claims for breach of contract, unfair competition, and tortious interference with business relations. Alphonso, LGE, and the Company are currently engaged in depositions and expert discovery.

3.
On June 21, 2022, Alphonso, Inc. (“Alphonso”) filed a complaint against the Company in the United States District Court for the Northern District of California, asserting claims for misappropriation of trade secrets under federal and state law. On July 19, 2022, Alphonso also filed a motion for a preliminary injunction. On October 31, 2022, the Court denied Alphonso’s motion for a preliminary injunction. Alphonso and the Company are currently engaged in fact discovery. The Company believes that the likelihood of a loss is remote and at this point is unable to reasonably estimate any potential loss and financial impact to the Company resulting from this matter.